Schedule of Patent and Trademark Rights (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Gross carrying value	$ 3,547	$ 3,176	$ 2,605
Accumulated amortization	(1,015)	(863)	(664)
Net carrying value	2,532	2,313	1,941
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying value	3,315	2,947	2,389
Accumulated amortization	(887)	(750)	(595)
Net carrying value	2,428	2,197	1,794
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying value	232	229	216
Accumulated amortization	(128)	(113)	(69)
Net carrying value	$ 104	$ 116	$ 147